Equity securities and other investments	12 Months Ended
Mar. 31, 2022
Equity securities and other investments
Equity securities and other investments

11.  Equity securities and other investments

	As of March 31, 2021
		Cumulative
	Original	net gains	Carrying
	cost	(losses)	value

	(in millions of RMB)
Equity securities:
Listed equity securities	83,099	41,742	124,841
Investments in privately held companies	107,395	(6,708)	100,687
Debt investments	22,412	(912)	21,500
	212,906	34,122	247,028

	As of March 31, 2022
		Cumulative
	Original	net gains	Carrying
	cost	(losses)	value

	(in millions of RMB)
Equity securities:
Listed equity securities	93,599	9,661	103,260
Investments in privately held companies	110,096	(859)	109,237
Debt investments	27,153	(7,366)	19,787
	230,848	1,436	232,284

Details of the significant additions during the years ended March 31, 2020, 2021 and 2022 are set out in Note 4.

11.  Equity securities and other investments (Continued)

Equity securities

For equity securities which were still held as of March 31, 2020, 2021 and 2022, net unrealized (losses) gains, including impairment losses, of RMB(15,264) million, RMB45,139 million and RMB(25,587) million, respectively, were recognized in interest and investment income, net, for the years ended March 31, 2020, 2021 and 2022.

Investments in privately held companies include equity investments for which the Company elected to account for using the measurement alternative (Note 2(t)), for which the carrying value as of March 31, 2021 and 2022 were RMB96,946 million and RMB99,270 million, respectively.

For equity investments accounted for using the measurement alternative as of March 31, 2021, the Company recorded cumulative upward adjustments of RMB16,351 million and cumulative impairments and downward adjustments of RMB24,008 million. For these investments, the Company recorded upward adjustments of RMB6,061 million and impairments and downward adjustments of RMB8,042 million during the year ended March 31, 2021.

For equity investments accounted for using the measurement alternative as of March 31, 2022, the Company recorded cumulative upward adjustments of RMB26,759 million and cumulative impairments and downward adjustments of RMB27,827 million. For these investments, the Company recorded upward adjustments of RMB19,159 million and impairments and downward adjustments of RMB7,603 million during the year ended March 31, 2022.

Debt investments

Debt investments include convertible and exchangeable bonds accounted for under the fair value option, for which the fair value as of March 31, 2021 and 2022 were RMB11,343 million and RMB8,339 million, respectively. The aggregate fair value of these convertible and exchangeable bonds was higher (lower) than their aggregate unpaid principal balance as of March 31, 2021 and 2022 by RMB90 million and RMB(3,248) million, respectively. Unrealized (losses) gains recorded on these convertible and exchangeable bonds in the consolidated income statements were RMB(1,651) million, RMB1,573 million and RMB(3,112) million during the years ended March 31, 2020, 2021 and 2022, respectively.

Debt investments also include debt investments accounted for at amortized cost, for which the allowance for credit losses as of March 31, 2021 and 2022 were RMB1,110 million and RMB4,336 million, respectively.

During the years ended March 31, 2020, 2021 and 2022, impairment losses on these debt investments of RMB890 million, RMB175 million and RMB3,225 million, respectively, were recorded in interest and investment income, net in the consolidated income statements.

The carrying amount of debt investments accounted for at amortized cost approximates their fair value due to the fact that the related effective interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.